Filed electronically with the Securities and Exchange
                        Commission on December 3, 1996.

                                                                File No. 2-13627
                                                                 File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.     64

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     26


                             Scudder Portfolio Trust
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

             X     immediately upon filing pursuant to paragraph (b)
          -----

          _____    on ______________ pursuant to paragraph (b)

          _____    60 days after filing pursuant to paragraph (a)(i)

          _____    on __________ pursuant to paragraph (a)(i)

          _____    75 days after filing pursuant to paragraph (a)(ii)

          _____    on __________ pursuant to paragraph (a)(ii) of Rule 485.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year end on February 29, 1996.

                             SCUDDER PORTFOLIO TRUST
                               SCUDDER INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A
     Item No.        Item Caption                   Prospectus Caption

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser, Transfer agent
                                                    SHAREHOLDER BENEFITS--A team approach to investing
                                                    TRUSTEES AND OFFICERS

        5A.          Management's Discussion of     NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                          gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                         Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                         INFORMATION--Purchasing
                                                         shares,   Share  price,
                                                         Processing        time,
                                                         Minimum balances, Third
                                                         party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE



                            Cross Reference - Page 1


                               SCUDDER INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                        Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 2


                             SCUDDER PORTFOLIO TRUST
                              SCUDDER BALANCED FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption                 Prospectus Caption

     1.       Cover Page                   COVER PAGE

     2.       Synopsis                     EXPENSE INFORMATION

     3.       Condensed Financial          FINANCIAL HIGHLIGHTS
              Information                  DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description of       INVESTMENT OBJECTIVES AND POLICIES
              Registrant                   WHY INVEST IN THE FUND?
                                           ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                           FUND ORGANIZATION

     5.       Management of the Fund       FINANCIAL HIGHLIGHTS
                                           A  MESSAGE  FROM  SCUDDER'S  CHAIRMAN
                                           FUND  ORGANIZATION--Investment adviser,  Transfer agent
                                           SHAREHOLDER BENEFITS--A    team    approach    to investing
                                           TRUSTEES AND OFFICERS

    5A.       Management's Discussion      NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--
              Securities                        Dividends and capital gains distributions
                                           FUND ORGANIZATION
                                           TRANSACTION INFORMATION--Tax information
                                           SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                           HOW TO CONTACT SCUDDER

     7.       Purchase of Securities       PURCHASES
              Being Offered                FUND ORGANIZATION--Underwriter
                                           TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                 Processing time, Minimum  balances,  Third  party  transactions
                                           SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                           SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                           INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                           TRANSACTION INFORMATION--Redeeming shares, Tax
                                                identification number, Minimum balances

     9.       Pending Legal Proceedings    NOT APPLICABLE



                            Cross Reference - Page 3


                              SCUDDER BALANCED FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                        Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 4


                             SCUDDER PORTFOLIO TRUST
                          SCUDDER HIGH YIELD BOND FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

     Item No.        Item Caption                   Prospectus Caption

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND
                                                    ORGANIZATION--Investment
                                                    adviser,    Transfer   agent
                                                    SHAREHOLDER BENEFITS--A team
                                                    approach    to     investing
                                                    TRUSTEES AND OFFICERS

        5A.          Management's Discussion of     NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                          gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                         Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                         INFORMATION--Purchasing
                                                         shares,   Share  price,
                                                         Processing        time,
                                                         Minimum balances, Third
                                                         party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE



                            Cross Reference - Page 5


                          SCUDDER HIGH YIELD BOND FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                        Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 6

Scudder High Yield Bond Fund
Supplement to Prospectus
Dated June 28, 1996


The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                             For the Period
                                                                                             June 28, 1996
                                                                                             (commencement
                                                                                             of operations)
                                                                                             to August 31, 1996
                                                                                               (Unaudited)
              -------------------------------------------------------------------------------------------------
              Net asset value, beginning of period                                              $12.00
              Income from investment operations:
              Net investment income                                                                .18
              Net realized and unrealized gain on investment transactions                          .12
              Total from investment operations                                                     .30
              Less distributions from net investment income                                       (.18)
              Redemption fee (Note A) (d)                                                          --
              Net asset value, end of period                                                    $12.12
              -------------------------------------------------------------------------------------------------
              -------------------------------------------------------------------------------------------------
              Total Return (%) (b)                                                                2.51(c)**
              Ratios and Supplemental Data
              Net assets, end of period ($ millions)                                              19
              Ratio of operating expenses, net to average daily net assets (%)                    0.0
              Ratio of operating expenses before expense reductions, to average daily net
                 assets (%)                                                                       4.15*
              Ratio of net  investment  income to  average  daily net assets (%)                  9.09*
              Portfolio  turnover rate (%)                                                        None

              (a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
              (b) Total return is higher due to maintenance of the Fund's expenses.
              (c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
              (d) Redemption fees were less than one-half of $.01.
              *  Annualized
              ** Not annualized
              -----------------------------------------------------------------------------------------------------------

                          SCUDDER HIGH YIELD BOND FUND

   Supplement to the Statement of Additional Information dated June 28, 1996.

The following text replaces the text under "Financial Statements" on page 58.


                              FINANCIAL STATEMENTS

         The financial statements and notes, including the investment portfolio of the High Yield Bond Fund, together with the Financial Highlights, are incorporated by reference and attached hereto in the Semiannual Report to Shareholders dated June 30, 1996, and are hereby deemed to be part of the Statement of Additional Information.



November 1, 1996

Scudder High Yield Bond Fund

Semiannual Report
August 31, 1996


Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund seeking a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

                                Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Portfolio Summary
   5  Portfolio Management Discussion
   7  Investment Portfolio
   9  Financial Statements
  12  Financial Highlights
  13  Notes to Financial Statements
  17  Officers and Trustees
  18  Investment Products and Services
  19  How to Contact Scudder

                                    In Brief

o For the abbreviated semiannual period beginning with the Fund's June 28, 1996 inception and ending August 31, 1996, Scudder High Yield Bond Fund provided a total return of 2.51%. The Fund's 30-day SEC yield at the end of the period was 9.53%.

o The Fund's fundamental investment approach has led to an underweighting in debt of the most cyclical industries and a focus on issuers in such groups as communications/media, oil and gas, chemicals, and basic industrials.

o The outlook for the high yield corporate bond market remains positive. Spreads versus U.S. Treasury bonds continue to be attractive, and interest from buyers such as insurance companies and pension funds should further aid demand.


                        2 - SCUDDER HIGH YIELD BOND FUND

                        Letter From the Fund's President

Dear Shareholders,

     We welcome you as an investor in Scudder High Yield Bond Fund and are pleased to present the first shareholder report of the Fund, covering the abbreviated semiannual period ended August 31, 1996. Going forward, you can expect to receive regular reports including the annual report, which will follow the February 28, 1997 conclusion of the Fund's fiscal year.

     The Fund is off to a fine start and within just two months has grown to over $18 million in assets. At the end of the period, the Fund's 30-day SEC yield was 9.53%.

     As outlined in the management discussion that follows, during the Fund's initial two months of operation, the prices of lower-rated corporate bonds have benefited from favorable economic conditions and strong demand. While investing in these issues necessarily involves an additional element of risk, the credit quality of the high yield market as a whole is greatly improved since the more speculative days of the 1980s. This has attracted new investors, including insurance companies and pension funds, reflecting the growing acceptance of high yield bonds as a viable asset class. We believe Scudder High Yield Bond Fund provides a carefully managed vehicle through which to access the opportunities for high income and portfolio diversification offered by this market.

     For those of you who like to stay informed about new funds offered by Scudder, we introduced two new equity funds in September. Scudder Classic Growth Fund seeks long-term capital appreciation with a higher degree of principal stability than the average growth fund. Scudder 21st Century Growth Fund takes a more aggressive approach, focusing primarily on emerging growth companies with the potential to benefit from the rapidly changing industrial and economic landscape that we foresee. For more information on these and other Scudder Fund products and services, please turn to page 18.

     Thank you for your interest and investment in Scudder High Yield Bond Fund. Please do not hesitate to contact Investor Relations at 1-800-225-2470 with any questions regarding your account.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder High Yield Bond Fund

                        3 - SCUDDER HIGH YIELD BOND FUND

PORTFOLIO SUMMARY as of August 31, 1996


-----------------------------
ASSET ALLOCATION
-----------------------------
Corporate Bonds          81%
U.S. Government
Treasury Obligations     13%
Cash Equivalents          5%
Convertible Preferred
Stocks                    1%
-----------------------------
                        100%
=============================

The Fund's relatively high
position in cash and U.S.
Treasury obligations was
the temporary result of
asset flows into a new fund.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
DIVERSIFICATION (Corporate
Bonds & Conv. Pref. Stock)
-----------------------------
Manufacturing            25%
Communications           14%
Media                    14%
Consumer Staples         13%
Energy                   11%
Consumer Discretionary    8%
Metals & Minerals         7%
Other                     8%
-----------------------------
                        100%
=============================

The Fund's focus on
credit analysis has lead to
significant positions in
such non-cyclical sectors
as manufacturing and
consumer staples.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
QUALITY
-----------------------------
U.S. Government
Treasury Obligations     13%
Cash Equivalents          5%
BBB                       2%
BB                       16%
B                        64%
-----------------------------
                        100%
=============================

Weighted Average Quality: BB

The Fund is largely
invested in issues that are
of "B" quality according to
the major rating services.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
EFFECTIVE MATURITY
-----------------------------
Less than 1 year          2%
1 - 5 years              45%
5 - 8 years              36%
8 years or greater       17%
-----------------------------
                        100%
-----------------------------

Weighted average effective
maturity: 5.72 years

A range of maturities are
represented in the portfolio.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.


For more complete details about the Fund's Investment Portfolio, see page 7.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.
-------------------------------------------------------------------------------
                        4 - SCUDDER HIGH YIELD BOND FUND

                         Portfolio Management Discussion

Dear Shareholders,

For the abbreviated semiannual period beginning with the Fund's June 28, 1996 inception and ending August 31, 1996, Scudder High Yield Bond Fund provided a total return (price appreciation plus income) of 2.51%. For the same two-month period, the high yield bond market returned 1.72% as gauged by the unmanaged Merrill Lynch High Yield Master Index.

                          Favorable Market Environment

The period covered by this report saw a continuation of the favorable conditions for lower-rated corporate bonds that have prevailed throughout 1996. High yield bonds as a group tend to respond to many of the same factors that influence stocks, and their prices have been the beneficiary of a stronger-than-expected economy and generally rising U.S. stock market. Economic strength has helped create a favorable credit outlook for many issuers of lower-rated debt, while at the same time a benign rate of inflation has made real yields on these issues all the more attractive.

Supply and demand factors have also provided a tailwind for high yield investors. The volume of new issues was low for both July and August, and the calendar for the rest of 1996 appears light as well. On the demand side, strong mutual fund inflows and increased interest from institutional investors that have not historically been significant buyers, including pension plans and insurance companies, have provided a strong underpinning for high yield issues.

These favorable economic conditions and technical factors have been reflected in higher prices and a tightening of the still significant yield advantage provided by lower-rated corporates versus U.S. Treasury issues of comparable maturity (and higher quality). For example, the yield advantage versus the comparable U.S. Treasury provided by a typical ten-year B-rated corporate bond fell from nearly 500 basis points (five percentage points) at the start of 1996 to under 400 basis points at the end of August, continuing the trend in place since 1991 (see accompanying chart).

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART TITLE:
Price Strength has Narrowed the
Yield Advantage:
Yield Differential of B-rated Corporates vs.
U.S. Treasury Bonds of Comparable Maturity

LINE CHART DATA:


                    Yield Differential
                      (Basis Points)
 --------------------------------
          1/87            516
 --------------------------------
                          470
 --------------------------------
                          448
 --------------------------------
                          420
 --------------------------------
          1/88            521
 --------------------------------
                          516
 --------------------------------
                          511
 --------------------------------
                          519
 --------------------------------
          1/89            476
 --------------------------------
                          527
 --------------------------------
                          597
 --------------------------------
                          693
 --------------------------------
          1/90            716
 --------------------------------
                          724
 --------------------------------
                          787
 --------------------------------
                         1026
 --------------------------------
          1/91           1055
 --------------------------------
                          728
 --------------------------------
                          626
 --------------------------------
                          603
 --------------------------------
          1/92            640
 --------------------------------
                          418
 --------------------------------
                          449
 --------------------------------
                          513
 --------------------------------
          1/93            491
 --------------------------------
                          398
 --------------------------------
                          407
 --------------------------------
                          474
 --------------------------------
          1/94            423
 --------------------------------
                          416
 --------------------------------
                          401
 --------------------------------
                          381
 --------------------------------
          1/95            415
 --------------------------------
                          427
 --------------------------------
                          486
 --------------------------------
                          474
 --------------------------------
          1/96            528
 --------------------------------
                          435
 --------------------------------
                          406
 --------------------------------
          8/96            380
 --------------------------------

Source: Lehman Brothers High Yield Research

                            Focus on Credit Analysis

In this environment, we have set about the process of building a portfolio of companies that we believe have positive credit outlooks. Our goal is not merely to avoid defaults on securities held by the Fund, but also to identify companies


                        5 - SCUDDER HIGH YIELD BOND FUND
that are candidates for receiving a credit upgrade from the major rating agencies. The upgrading of an issuer's credit rating is frequently accompanied by an increase in the prices of its outstanding debt issues. This boost can occur when a B-rated issue is upgraded to "BB" or when a BB-rated issue becomes investment grade (bonds rated "BBB" and above are considered investment grade).

Our focus in managing the Fund is on individual security selection; however, our fundamental analysis has led us to focus the portfolio on issuers in such industries as communications/media, oil and gas, chemicals, and basic industrials. The portfolio is currently underweighted in so-called "cyclical" industries that are most likely to be adversely affected by any weakening in the economy that may occur going forward. These would include groups such as retail, paper/forest products, and homebuilders.

At the end of August, Fund assets totaled more than $18 million and were invested in 35 high yield corporate issues. The Fund's relatively high position in cash and U.S. Treasury issues at the end of the period reflects the fact that, as a new fund, money coming into the Fund from investors has been relatively high as a proportion of total assets, and takes time to invest. Nonetheless, the Fund offered a 30-day SEC yield of 9.53% at the end of August, supported in part by Scudder's waiving payment and reimbursement of all fees and expenses.

                                 Market Outlook
                                Remains Positive

The outlook for the high yield corporate bond market remains positive. While spreads versus U.S. Treasury bonds have moved somewhat towards the narrow end of their historical range, they continue to be attractive. Moreover, it appears that non-traditional buyers such as insurance companies will play an increasing role in the lower-rated debt market going forward, further supporting demand. Given the current level of the stock market, there is always the risk of a correction in equities that would spark a "flight to quality" and negatively impact high yield market sentiment, but we believe this is by no means inevitable.

In its first two months of operation, Scudder High Yield Bond Fund has provided competitive returns while building a portfolio of high yield issues based on fundamental analysis. We will continue to seek high income and capital appreciation from a carefully selected portfolio of lower-rated corporate bonds. The Fund remains suitable for investors willing to assume a measure of extra risk in pursuit of higher income, or for investors seeking to add an additional element of diversification to a well-rounded investment portfolio.

Sincerely,
Your Portfolio Management Team

/s/Kelly D. Babson        /s/Christopher L. Gootkind
Kelly D. Babson           Christopher L. Gootkind

/s/Stephen A. Wohler
Stephen A. Wohler



                        6 - SCUDDER HIGH YIELD BOND FUND

                      INVESTMENT PORTFOLIO AS OF AUGUST 31, 1996 (UNAUDITED)

                                                                                 PRINCIPAL     MARKET
                                                                                 AMOUNT($)     VALUE($)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 4.8%
--------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 8/30/96 at 5.23%, to be repurchased at $931,541 on
  9/3/96, collateralized by a $905,000 U.S. Treasury Bond,                                     ---------
  7.5%, 11/15/16 (Cost $931,000) ..............................................    931,000       931,000
                                                                                               ---------
U. S. GOVERNMENT TREASURY OBLIGATIONS 12.8%
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.625%, 7/31/01 (Cost $2,508,135) .........................  2,500,000     2,488,675
                                                                                               ---------
CORPORATE BONDS 81.0%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.9%
Cinemark USA, Inc., Senior Subordinated Note, 9.625%, 8/1/08 ..................    500,000       497,500
Red Roof Inns, Inc., Senior Note, 9.625%, 12/15/03 ............................    350,000       336,000
Revlon Consumer Products, Senior Subordinated Note, Series B, 10.5%, 2/15/03 ..    500,000       516,250
                                                                                               ---------
                                                                                               1,349,750
                                                                                               ---------
CONSUMER STAPLES 10.5%
American Safety Razor Co., Senior Note, 9.875%, 8/1/05 ........................    500,000       513,750
Bruno's, Inc., Senior Subordinated Note, 10.5%, 8/1/05 ........................    500,000       506,250
Chiquita Brands International Inc., Senior Note, 10.25%, 11/1/06 ..............    500,000       515,000
WestPoint Stevens Inc., Senior Subordinated Debenture, 9.375%, 12/15/05 .......    500,000       495,000
                                                                                               ---------
                                                                                               2,030,000
                                                                                               ---------
COMMUNICATIONS 11.6%
MFS Communications Co., Inc., Step-up Coupon, 1/15/06 .........................    500,000       338,125
Paging Network. Inc., Senior Subordinated Note, 10.125%, 8/1/07 ...............    400,000       404,000
Sprint Spectrum L.P., Senior Note, 11%, 8/15/06 ...............................  1,000,000     1,010,000
Teleport Communications Group Inc., Senior Note, 9.875%, 7/1/06 ...............    500,000       501,250
                                                                                               ---------
                                                                                               2,253,375
                                                                                               ---------
FINANCIAL 2.8%
Olympic Financial Ltd., Senior Note, 13%, 5/1/00 ..............................    500,000       542,500
                                                                                               ---------
MEDIA 11.6%
Adelphia Communications Corp., Senior Note, 12.5%, 5/15/02 ....................    500,000       515,000
Cablevision Systems Corp., Senior Subordinated Note, 10.75%, 4/1/04 ...........    250,000       256,250
Cablevision Systems Corp., Senior Subordinated Note, 9.875%, 5/15/06 ..........    250,000       243,750
Heritage Media Corp., Senior Subordinated Note, 8.75%, 2/15/06 ................    400,000       372,000
K-III Communications Corp., Senior Note, 10.25%, 6/1/04 .......................    400,000       408,000
Tele-Communications, Inc., Senior Note, 7.25%, 8/1/05 .........................    500,000       457,515
                                                                                               ---------
                                                                                               2,252,515
                                                                                               ---------
MANUFACTURING 20.2%
Aetna Industries, Inc., Senior Note, 11.875%, 10/1/06 .........................    500,000       497,500


    The accompanying notes are an integral part of the financial statements.

                        7 - SCUDDER HIGH YIELD BOND FUND


                                                                                  PRINCIPAL     MARKET
                                                                                  AMOUNT($)     VALUE($)
--------------------------------------------------------------------------------------------------------
Borden Chemicals & Plastics, L.P., Note, 9.5%, 5/1/05 .........................    250,000       248,750
Foamex L.P., Senior Subordinated Debenture, 11.875%, 10/1/04 ..................    500,000       525,000
G-I Holdings, Senior Note, Series B, 10%, 2/15/06 .............................    250,000       243,125
K&F Industries, Inc., Subordinated Note, 10.375%, 9/1/04 ......................    250,000       253,750
Lear Corp., Subordinated Note, 9.5%, 7/15/06 ..................................    300,000       309,000
NL Industries, Inc., Senior Note, 11.75%, 10/15/03 ............................    500,000       518,750
Pierce Leahy Corp., Senior Subordinated Note, 11.125%, 7/15/06 ................    500,000       520,000
Specialty Equipment Co., Senior Subordinated Note, 11.375%, 12/1/03 ...........    750,000       802,500
                                                                                              ----------
                                                                                               3,918,375
                                                                                              ----------
ENERGY 9.3%
Cliffs Drilling Co., Senior Note, 10.25%, 5/15/03 .............................    500,000       508,750
Forest Oil Corp.,Senior Subordinated Note, 11.25%, 9/1/03 .....................    250,000       265,625
MESA Operating Co., Company Guarantee, 10.625%, 7/1/06 ........................    500,000       522,500
Nuevo Energy Co., Senior Subordinated Note, 9.5%, 4/15/06 .....................    500,000       502,500
                                                                                              ----------
                                                                                               1,799,375
                                                                                              ----------
METALS & MINERALS 5.4%
Oregon Steel Mills, Inc., 1st Mortgage, 11%, 6/15/03 ..........................    500,000       528,750
Renco Metals Inc., Senior Note, 11.5%, 7/1/03 .................................    500,000       526,250
                                                                                              ----------
                                                                                               1,055,000
                                                                                              ----------
CONSTRUCTION 2.7%
Schuller International Group, Senior Note, 10.875%, 12/15/04 ..................    250,000       271,250
Southdown, Inc., Senior Subordinated Note, 10%, 3/1/06 ........................    250,000       251,875
                                                                                              ----------
                                                                                                 523,125
--------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $15,548,185)                                                      15,724,015
--------------------------------------------------------------------------------------------------------

                                                                                   SHARES
--------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 1.4%
--------------------------------------------------------------------------------------------------------
FINANCIAL
                                                                                              ----------
Criimi Mae, Inc., "B", 10.875% (Cost $250,000) ................................     10,000       267,500
                                                                                              ----------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO -- 100.0% (Cost $19,237,320)(a)                                    19,411,190
--------------------------------------------------------------------------------------------------------


(a)  The cost for federal income tax purposes was $19,237,320. At August 31, 1996, net unrealized appreciation for all securities based on tax cost was $173,870. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $224,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $50,319.


    The accompanying notes are an integral part of the financial statements.

                        8 - SCUDDER HIGH YIELD BOND FUND

                                FINANCIAL STATEMENTS

                         STATEMENT OF ASSETS AND LIABILITIES
                          AS OF AUGUST 31, 1996 (UNAUDITED)


ASSETS
-------------------------------------------------------------------------------------
      Investments, at market (identified cost $19,237,320) (Note A) ....  $19,411,190
      Cash .............................................................          623
      Receivable on Fund shares sold ...................................      157,366
      Interest receivable ..............................................      324,064
      Due from Adviser (Note C) ........................................       47,908
      Deferred organization expense (Note A) ...........................       21,359
                                                                          -----------
      Total assets .....................................................   19,962,510

LIABILITIES
-------------------------------------------------------------------------------------
      Payable for investments purchased ................................  $ 1,071,582
      Payable for Fund shares redeemed .................................        1,402
      Dividends ........................................................       24,397
      Accrued expenses (Note C) ........................................       69,017
                                                                          -----------
      Total liabilities ................................................    1,166,398
      -------------------------------------------------------------------------------
      NET ASSETS, AT MARKET VALUE                                         $18,796,112
      -------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------
      Net assets consist of:
      Net unrealized appreciation on investments .......................    $ 173,870
      Shares of beneficial interest ....................................       15,503
      Additional paid-in capital .......................................   18,606,739
      -------------------------------------------------------------------------------
      NET ASSETS, AT MARKET VALUE                                         $18,796,112
      -------------------------------------------------------------------------------

NET ASSET VALUE
-------------------------------------------------------------------------------------
      NET ASSET VALUE, offering and redemption price (Note A)
        per share ($18,796,112/1,550,262 outstanding shares of
        beneficial interest, $.01 par value, unlimited number of          -----------
        shares authorized) .............................................  $     12.12
                                                                          -----------


    The accompanying notes are an integral part of the financial statements.

                        9 - SCUDDER HIGH YIELD BOND FUND

                            STATEMENT OF OPERATIONS

                   FOR THE PERIOD JUNE 28, 1996 (COMMENCEMENT
                  OF OPERATIONS) TO AUGUST 31, 1996 (UNAUDITED)

INVESTMENT INCOME
-------------------------------------------------------------------------------
      Income:
      Interest .....................................................   $181,932
      Expenses:
      Management fees (Note C) .....................................     13,847
      Services to shareholders (Note C) ............................     15,176
      Custodian and accounting fees (Note C) .......................     12,910
      Trustees' fees and expenses (Note C) .........................      8,960
      Auditing .....................................................      6,825
      State registration ...........................................      6,746
      Federal registration .........................................      6,486
      Reports to shareholders ......................................      5,862
      Legal ........................................................      3,283
      Amortization of organization expense (Note A) ................        789
      Other ........................................................      2,142
                                                                       --------
      Total expenses before reductions .............................     83,026
      Expense reductions (Note C) ..................................    (83,026)
                                                                       --------
      Expenses, net ................................................         --
      -------------------------------------------------------------------------
      NET INVESTMENT INCOME                                             181,932
      -------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------
      Net unrealized appreciation during the period on investments .    173,870
                                                                       --------
      Net gain on investment transactions ..........................    173,870
      -------------------------------------------------------------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $355,802
      -------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                        10 - SCUDDER HIGH YIELD BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                  JUNE 28, 1996
                                                                  (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                  TO AUGUST 31,
                                                                      1996
INCREASE (DECREASE) IN NET ASSETS                                  (UNAUDITED)
--------------------------------------------------------------------------------
      Operations:
      Net investment income .....................................  $   181,932
      Net unrealized appreciation on investment
        transactions during the period ..........................      173,870
                                                                   -----------
      Net increase in net assets resulting from operations ......      355,802
                                                                   -----------
      Distributions to shareholders from net investment income ..     (181,932)
                                                                   -----------
      Fund share transactions:
      Proceeds from shares sold .................................   18,529,512
      Net asset value of shares issued to shareholders in
        reinvestment of distributions ...........................      150,530
      Cost of shares redeemed ...................................      (59,412)
      Redemption fees (Note A) ..................................          412
                                                                   -----------
      Net increase in net assets from Fund share transactions ...   18,621,042
                                                                   -----------
      INCREASE IN NET ASSETS ....................................   18,794,912
      Net assets at beginning of period .........................        1,200
                                                                   -----------
      NET ASSETS AT END OF PERIOD ...............................  $18,796,112
                                                                   -----------

OTHER INFORMATION
--------------------------------------------------------------------------------
      INCREASE (DECREASE) IN FUND SHARES
      Shares outstanding at beginning of period .................          100
                                                                   -----------
      Shares sold ...............................................    1,542,534
      Shares issued to shareholders in reinvestment
        of distributions ........................................       12,493
      Shares redeemed ...........................................       (4,865)
                                                                   -----------
      Net increase in Fund shares ...............................    1,550,162
                                                                   -----------
      Shares outstanding at end of period .......................    1,550,262
                                                                   -----------


   The accompanying notes are an integral part of the financial statements.

                        11 - SCUDDER HIGH YIELD BOND FUND

                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                 FOR THE PERIOD
                                                                 JUNE 28, 1996
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                AUGUST 31, 1996
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     ------
Net asset value, beginning of period ..............................  $12.00
                                                                     ------
Income from investment operations:
Net investment income ..............................................    .18
Net realized and unrealized gain on investment transactions ........    .12
                                                                     ------
Total from investment operations ...................................    .30
                                                                     ------
Less distributions from net investment income ......................   (.18)
Redemption fee (Note A)(d) .........................................     --
                                                                     ------
Net asset value, end of period ..................................... $12.12
--------------------------------------------------------------------------------
TOTAL RETURN (%)(b) ................................................   2.51(c)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .............................     19
Ratio of operating expenses, net to average daily net assets (%) ...    0.0
Ratio of operating expenses before expense reductions, to
  average daily net assets (%) .....................................   4.15*
Ratio of net investment income to average daily net assets (%) .....   9.09*
Portfolio turnover rate (%) ........................................   None


(a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
(b) Total return is higher due to maintenance of the Fund's expenses.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
(d) Redemption fees were less than one-half of $.01.
*   Annualized
**  Not annualized







                        12 - SCUDDER HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                       A. SIGNIFICANT ACCOUNTING POLICIES

Scudder High Yield Bond Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no federal income tax provision was required.

REDEMPTION FEES. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the lower of cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are declared daily and distributed monthly. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.



                        13 - SCUDDER HIGH YIELD BOND FUND

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

                      B. PURCHASES AND SALES OF SECURITIES

For the period June 28, 1996 (commencement of operations) to August 31, 1996, purchases of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $15,793,265. Purchases of U.S. Government obligations aggregated $2,508,135. There were no sales of investment securities (excluding short-term investments).

                               C. RELATED PARTIES

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until June 30, 1997 in order to maintain the annualized expenses of the Fund at not more than 0.0% of average daily net assets. For the period June 28, 1996 (commencement of operations) to August 31, 1996, the Adviser did not impose all of its management fee amounting to $13,847. Further, due to the limitations of such Agreement, the Adviser's reimbursement payable to the Fund for the period June 28, 1996 (commencement of operations) to August 31, 1996, amounted to $47,908.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period June 28, 1996 (commencement of operations) to August 31, 1996, SSC did not impose any of its fee amounting to $8,598.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period June 28, 1996 (commencement of operations) to August 31, 1996, STC did not impose any of its fee amounting to $255.



                        14 - SCUDDER HIGH YIELD BOND FUND

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period June 28, 1996 (commencement of operations) to August 31, 1996, SFAC did not impose any of its fee amounting to $6,418.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the period June 28, 1996 (commencement of operations) to August 31, 1996, the Trustees did not impose a portion of their fee amounting to $6,000, and the fee imposed amounted to $2,960.



                        15 - SCUDDER HIGH YIELD BOND FUND

This Page intentionally left blank.



                        16 - SCUDDER HIGH YIELD BOND FUND

                              Officers and Trustee


Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

Dudley H. Ladd*
Trustee

David S. Lee*
Vice President and Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration,
Northeastern University, College of Business Administration

Jean C. Tempel
Trustee; General Partner, TL Ventures

Jerard K. Hartman*
Vice President

William M. Hutchinson*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Coleen Downs Dinneen*
Assistant Secretary


                         *Scudder, Stevens & Clark, Inc.


                        17 - SCUDDER HIGH YIELD BOND FUND

                        Investment Products and Services



The Scudder Family of Funds


Money Market
  Scudder Cash Investment Trust
  Scudder U.S. Treasury Money Fund

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+
  Scudder California Tax Free Fund*
  Scudder High Yield Tax Free Fund
  Scudder Limited Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder Massachusetts Limited Term
    Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder Medium Term Tax Free Fund
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund

Income
  Scudder Emerging Markets Income Fund
  Scudder Global Bond Fund
  Scudder GNMA Fund
  Scudder High Yield Bond Fund
  Scudder Income Fund
  Scudder International Bond Fund
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund

Growth
  Scudder Capital Growth Fund
  Scudder Classic Growth Fund
  Scudder Development Fund
  Scudder Emerging Markets Growth Fund
  Scudder Global Discovery Fund
  Scudder Global Fund
  Scudder Gold Fund
  Scudder Greater Europe Growth Fund
  Scudder International Fund
  Scudder Latin America Fund
  Scudder Micro Cap Fund
  Scudder Pacific Opportunities Fund
  Scudder Quality Growth Fund
  Scudder Small Company Value Fund
  Scudder 21st Century Growth Fund
  Scudder Value Fund
  The Japan Fund


Retirement Plans and Tax-Advantaged Investments

IRAs
  Keogh Plans
  Scudder Horizon Plan*+++ (a variable annuity)
  401(k) Plans
  403(b) Plans
  SEP-IRAs
  Profit Sharing and Money Purchase
    Pension Plans


Closed-End Funds#

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


Institutional Cash Management

  Scudder Institutional Fund, Inc.
  Scudder Fund, Inc.
  Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

                        18 - SCUDDER HIGH YIELD BOND FUND

                             How to Contact Scudder

Account Service and Information
--------------------------------------------------------------------------------
                For existing account service and transactions

                  Scudder Investor Relations
                  1-800-225-5163

                For personalized information about your Scudder accounts; exchanges and redemptions; or information on any Scudder fund

                  Scudder Automated Information Line (SAIL)
                  1-800-343-2890

Investment Information
--------------------------------------------------------------------------------
                To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions

                  Scudder Investor Relations
                  1-800-225-2470

                For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services
                  1-800-323-6105

Please address all correspondence to
--------------------------------------------------------------------------------
                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Visit the Scudder World Wide Web Site at:
--------------------------------------------------------------------------------
                  http://funds.scudder.com

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------
                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton             New York
                   Boston                 Portland, OR
                   Chicago                San Diego
                   Cincinnati             San Francisco
                   Los Angeles            Scottsdale

                For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds*, funds designed to meet the broad investment management and service needs of banks and other institutions, call:
                1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                        19 - SCUDDER HIGH YIELD BOND FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

                             SCUDDER PORTFOLIO TRUST
                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A:

                                    For Scudder Income Fund:

                                    Financial Highlights for the ten fiscal years ended December 31, 1995.
                                    (Incorporated by reference to Post-Effective Amendment No. 62 to the Registration
                                    Statement.)

                                    For Scudder Balanced Fund:

                                    Financial  Highlights for the period January 4,  1993  (commencement  of  operations)  to
                                    December  31,  1993  and for the two  fiscal years ended December 31, 1995.
                                    (Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.)

                                    For Scudder High Yield Bond Fund:

                                    Financial Highlights for the period June 28, 1996  (commencement of operations) to August
                                    31, 1996 is filed herein.

                           Included in Part B:

                                    For Scudder Income Fund:

                                    Investment Portfolio as of December 31, 1995
                                    Statement  of Assets and  Liabilities  as of December 31, 1995
                                    Statement  of  Operations for the fiscal year ended  December 31, 1995
                                    Statements  of Changes in Net Assets for the two fiscal  years  ended  December  31, 1995
                                    Financial  Highlights  for  the  ten  fiscal years  ended  December  31,  1995
                                    Notes  to Financial  Statements  Report of Independent Accountants
                                    (Incorporated  by  reference to Post-Effective   Amendment  No.  62  to  the
                                    Registration Statement.)

                                    For Scudder Balanced Fund:

                                    Investment Portfolio as of December 31, 1995
                                    Statement  of Assets and  Liabilities  as of December 31, 1995
                                    Statement  of  Operations for the fiscal year ended  December 31, 1995
                                    Statement  of  Changes in Net Assets for the two fiscal  years  ended  December  31, 1995
                                    Financial  Highlights for the period January 4,  1993  (commencement  of  operations)  to
                                    December  31,  1993 and for the fiscal  year ended  December  31, 1995
                                    Notes to Financial Statements Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment   No.   62  to  the   Registration
                                    Statement.)



                                Part C - Page 1


                   For  Scudder  High  Yield  Bond Fund:

                                    Investment  Portfolio  as of August 31, 1996
                                    Statement  of Assets and  Liabilities  as of August 31, 1996
                                    Statement of Operations for the period  June 28, 1996  (commencement  of operations)  to August 31, 1996
                                    Statement of Changes in Net  Assets  for the period  June 28, 1996
                                    (commencement  of  operations)  to August 31, 1996
                                    Financial Highlights for the period  June  28,  1996   (commencement   of
                                    operations)  to  August  31,  1996
                                    Notes to Financial Statements (Filed herein.)

                  Statements,  schedules and historical  information  other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             All references are to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission.  File Nos. 2-13627 and 811-42 (the
                             "Registration Statement").

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 52 to the
                                              Registration Statement ("Post-Effective Amendment No. 52").

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 13, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 52.

                                      (a)(3)  Certificate of Amendment of Declaration of Trust dated October 13,
                                              1992 is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement ("Post-Effective Amendment No. 54").

                                      (a)(4)  Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 54.

                                      (a)(5)  Establishment and Designation of Series dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61.

                             2.       (a)(1)  By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 45 to the Registration
                                              Statement.

                                      (a)(2)  Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 53 to the
                                              Registration Statement.

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest for
                                              Scudder Income Fund with $0.01 par value is incorporated by reference to Post-Effective Amendment No. 50 to the Registration
                                              Statement ("Post-Effective Amendment No. 50").


                                Part C - Page 2

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Income Fund, and Scudder, Stevens & Clark, Inc. ("Scudder")
                                              dated November 14, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 52.

                                      (b)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Balanced Fund, and Scudder dated December 28, 1992 is incorporated by reference to Post-Effective Amendment No. 54.

                                      (c)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder High Yield Bond Fund, and Scudder dated June 28, 1996 is incorporated by reference to Post-Effective Amendment No. 63.

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Fund
                                              Distributors, Inc., dated September 10, 1985 is incorporated by reference to Post-Effective Amendment No. 47 to the Registration
                                              Statement.

                                      (b)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 54.

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract and fee schedule between the Registrant and State
                                              Street Bank and Trust Company ("State Street") dated December 31,
                                              1984 is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement.

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1) is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(3)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated April 1, 1985 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(4)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated March 10, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(5)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated March 10, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(6)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated August 11, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(7)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated August 9, 1988 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                Part C - Page 3

                                      (a)(8)  Fee schedule for Exhibit 8(a)(1) is incorporated by reference to
                                              Post-Effective Amendment No. 60.

                                      (a)(9)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated April 9, 1996 is incorporated by reference to
                                              Post-Effective Amendment No. 63.

                                      (a)(10) Fee schedule for Exhibit 8(a)(9) is incorporated by reference to
                                              Post-Effective Amendment No. 63.

                                      (b)(1)  Subcustodian  Agreement  with  fee schedule  between State Street and
                                              The  Bank  of  New  York,   London office, dated December 31, 1978 is
                                              incorporated   by   reference   to Post-Effective Amendment No. 36 to
                                              the Registration Statement.

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 51 to the
                                              Registration Statement ("Post-Effective Amendment No. 51").

                                      (a)(2)  Revised Fee Schedule dated October 1, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 61.

                                      (b)(1)  COMPASS Service Agreement with fee schedule    with   Scudder   Trust
                                              Company  dated  January 1, 1990 is incorporated   by   reference   to
                                              Post-Effective Amendment No. 51.

                                      (b)(2)  COMPASS Service Agreement between Scudder Trust Company and the
                                              Registrant dated October 1, 1995 is incorporated by reference to
                                              Post-Effective Amendment No. 61.

                                      (c)(1)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Balance Fund) dated June
                                              8, 1995 is incorporated by reference to Post-Effective Amendment No.
                                              62, Exhibit 9(f).

                                      (d)     Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 52.

                                      (e)(1)  Fund Accounting Services Agreement between the Registrant,  on behalf
                                              of  Scudder   Balanced  Fund,  and Scudder      Fund       Accounting
                                              Corporation dated January 18, 1995 is  incorporated  by  reference to
                                              Post-Effective Amendment No. 60.

                                      (e)(2)  Fund Accounting Services Agreement between the Registrant,  on behalf
                                              of  Scudder   Income   Fund,   and Scudder      Fund       Accounting
                                              Corporation dated January 12, 1995 is  incorporated  by  reference to
                                              Post-Effective Amendment No. 60.

                                      (e)(3)  Fund Accounting Services Agreement between the Registrant,  on behalf
                                              of  Scudder  High Yield Bond Fund, and   Scudder   Fund    Accounting
                                              Corporation dated June 28, 1996 is incorporated   by   reference   to
                                              Post-Effective Amendment No. 63.

                                Part C - Page 4

                                      (f)     Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Balanced Fund) dated June
                                              8, 1995 is incorporated by reference to Post-Effective Amendment No.
                                              62.

                             10.              Inapplicable.

                             11.              Consents of Independent Accountants is incorporated by reference to
                                              Post-Effective Amendment No. 63.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals is
                                              incorporated by reference to Scudder Equity Trust Post-Effective
                                              Amendment No. 12 to its Registration Statement on Form N-1A [File
                                              Nos. 2-78724 and 811-1444] filed on December 2, 1988 ("Equity Trust
                                              Post-Effective Amendment No. 12").

                                      (b)     Scudder Individual Retirement Plan is incorporated by reference to
                                              Equity Trust Post-Effective Amendment No. 12.

                                      (c)     SEP-IRA is incorporated by reference to Equity Trust Post-Effective
                                              Amendment No. 12.

                                      (d)     Scudder Funds 403(b) Plan is incorporated by reference to Equity
                                              Trust Post-Effective Amendment No. 12.

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Equity Trust Post-Effective Amendment
                                              No. 12.

                             15.              Inapplicable.

                             16.              Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 50 to the Registration
                                              Statement.

                             17.              Inapplicable.

                             18.              Inapplicable.

Power of Attorney for Daniel Pierce, Henry P. Becton, Jr., Dudley H. Ladd, David S. Lee, George M. Lovejoy, Jr. and
Wesley W. Marple, Jr. is incorporated by reference to the Signature Page of Post-Effective Amendment No. 52.

Power of Attorney for Jean C. Tempel is incorporated by reference to the Signature Page of Post-Effective Amendment
No. 60.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None


                                Part C - Page 5

Item 26.          Number of Holders of Securities (as of October 24, 1996).
--------          ---------------------------------------------------------

                                      (1)                                            (2)
                                 Title of Class                         Number of Record Shareholders

                   Shares of beneficial interest ($0.01 par value):

                         Scudder Income Fund                                       25,349

                         Scudder Balanced Fund                                      7,744

                         Scudder  High Yield Bond Fund                              1,971

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every  person  who is, or has been,  a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in


                                Part C - Page 6
                  connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with  respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such  undertaking  is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested  Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not
(i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                Part C - Page 7

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           President, The Japan Fund, Inc. (investment company)**
                           Director, Sovereign High Yield Investment Company (investment company)+

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President,  Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

                                Part C - Page 8

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**

                                Part C - Page 9

                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman &  Director,  Scudder  Global  Opportunities Funds  (investment   company)  Luxembourg
                           Chairman, Scudder,  Stevens & Clark, Ltd.  (investment adviser) London,  England
                           Director,  Scudder Fund  Accounting Corporation   (in-house   fund   accounting   agent)*
                           Director,   Vice  President  &  Assistant  Secretary, Scudder Realty Holdings Corporation (a
                                 real estate holding company)*
                           Director,  Scudder Latin America Investment Trust PLC (investment  company)@
                           Incorporator,  Scudder  Trust Company  (a  trust  company)+++
                           Director,  Fiduciary Trust Company  (banking & trust company)  Boston,  MA
                           Director,  Fiduciary Company Incorporated  (banking & trust  company)  Boston,  MA
                           Trustee,   New  England Aquarium, Boston, MA

                                Part C - Page 10

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary,  Scudder Equity
                           Trust   (investment   company)**   Vice  President  &
                           Assistant   Secretary,   Scudder   Securities   Trust
                           (investment  company)*  Vice  President  &  Assistant
                           Secretary, Scudder Funds Trust (investment company)**
                           Vice President & Assistant Secretary,  Scudder Global
                           Fund,  Inc.  (investment  company)** Vice President &
                           Assistant   Secretary,   Montgomery   Street   Income
                           Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice   President  &  Secretary,   AARP  Growth  Trust
                           (investment  company)**  Vice  President & Secretary,
                           AARP  Income  Trust   (investment   company)**   Vice
                           President &  Secretary,  AARP Tax Free  Income  Trust
                           (investment  company)**  Vice  President & Secretary,
                           AARP Cash  Investment  Funds  (investment  company)**
                           Vice   President,   Scudder  GNMA  Fund   (investment
                           company)* Vice President & Secretary, The Japan Fund,
                           Inc. (investment company)** Director,  Vice President
                           &  Secretary,  Scudder  Fund  Accounting  Corporation
                           (in-house
                                 fund accounting agent)*
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +

                                Part C - Page 11

                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds

                                Part C - Page 12

                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      Trustee
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Assistant Treasurer
         Boston, MA 02110


                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Edmund J. Thimme                  Director and Vice President             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

                                Part C - Page 14

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 15

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of October, 1996.


                                       SCUDDER PORTFOLIO TRUST

                                       By   /s/Thomas F. McDonough
                                            ----------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               October 29, 1996
                                            Officer) and Trustee
/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      October 29, 1996

/s/Dudley H. Ladd
--------------------------------------
Dudley H. Ladd*                             Trustee                                      October 29, 1996

/s/David S. Lee
--------------------------------------
David S. Lee*                               Vice President and Trustee                   October 29, 1996

/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      October 29, 1996

/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      October 29, 1996

/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      October 29, 1996





SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           October 29, 1996
                                            Accounting Officer) and Vice President




*By:   /s/Thomas F. McDonough
       ---------------------------
         Thomas F. McDonough**

**       Attorney-in-fact pursuant to a power of
         attorney contained in the signature page of the Post-Effective Amendment No. 52 to the
         Registration Statement filed February 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective
         Amendment No. 60 to the Registration Statement filed April 17, 1995.





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